UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Steven I. Koszalka

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond FundSM Semi-annual report for the six months ended November 30, 2014

American Funds Corporate Bond Fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2014 (the most recent calendar quarter-end):

	Cumulative	Average annual
	total return	total return
Class A shares	1 year	Lifetime (since 12/14/12)

Reflecting 3.75% maximum sales charge	3.74%	1.25%

The fund’s estimated gross expense ratio for Class A shares was 1.11% as of the prospectus dated August 29, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 31, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

Although the fund has a plan of distribution, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plan of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

The fund’s 30-day yield for Class A shares as of December 31, 2014, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.59%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents
1	Letter to investors
2	Investment portfolio
7	Financial statements

Fellow investors:

We are pleased to present you with the semi-annual report for American Funds Corporate Bond Fund.

For the six-month period ended November 30, 2014, the fund gained 1.93%, with all dividends reinvested. By way of comparison, the Barclays U.S. Corporate Investment Grade Index (which is unmanaged and has no expenses) gained 1.71%, while the fund’s peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated Average, gained 1.78%. (Investors cannot invest directly in an index.) The fund also outpaced the Lipper Corporate Debt Funds A-Rated Average, which gained 1.90%.

During this time the fund generated dividends totaling about 12 cents a share, providing investors with an income return of 1.22%, whether dividends were reinvested or taken in cash.

At the end of the six-month period, the fund’s corporate holdings, representing about 88% of the portfolio, were spread among a variety of sectors. Financial sector bonds made up 23% of the portfolio, followed by consumer discretionary at 16% and utilities at 11%. About 4% of the portfolio was invested in government securities, primarily U.S. Treasury notes. A complete list of fund holdings can be found beginning on page 2.

Roughly 76% of the fund consisted of U.S. securities, with the rest primarily invested in European and Canadian bonds. A small portion of the fund, less than 3%, was invested in bonds from emerging markets.

We thank you for your interest in American Funds Corporate Bond Fund and look forward to reporting to you again in six months.

Cordially,

Andrew F. Barth

President

January 20, 2015

American Funds Corporate Bond Fund	1

Investment portfolio November 30, 2014	unaudited

Industry sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	2.56%
AA/Aa	12.39
A/A	32.77
BBB/Baa	44.12
Below investment grade	2.00
Short-term securities & other assets less liabilities	6.16
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 93.84%	Principal amount (000)	Value (000)
Corporate bonds & notes 88.34%
Financials 23.11%
American Campus Communities, Inc. 4.125% 2024	$400	$407
American Express Credit Co. junior subordinated, Series B, 5.20% (undated)	187	191
American International Group, Inc. 4.50% 2044	300	307
Barclays Bank PLC 2.75% 2019	300	301
BNP Paribas 4.25% 2024	400	408
BPCE SA group 4.50% 2025[1]	250	247
CME Group Inc. 5.30% 2043	175	211
Credit Suisse Group AG 3.00% 2021	775	777
Crown Castle International Corp. 4.875% 2022	150	150
Developers Diversified Realty Corp. 9.625% 2016	150	166
Developers Diversified Realty Corp. 7.50% 2017	200	226
Developers Diversified Realty Corp. 7.875% 2020	150	187
ERP Operating LP 4.50% 2044	300	308
Goldman Sachs Group, Inc. 2.55% 2019	500	501
Goldman Sachs Group, Inc. 3.85% 2024	400	411
Goodman Funding Pty Ltd. 6.375% 2020[1]	500	584
Hospitality Properties Trust 6.70% 2018	400	446
Hospitality Properties Trust 4.50% 2025	250	252
HSBC Holdings PLC 5.25% 2044	200	223
Intercontinentalexchange, Inc. 4.00% 2023	300	318
Intesa Sanpaolo SpA 5.017% 2024[1]	300	300
JPMorgan Chase & Co. 3.875% 2024	150	152
Leucadia National Corp. 5.50% 2023	110	116
Lloyds Banking Group PLC 4.50% 2024	250	253
Morgan Stanley, Series F, 3.875% 2024	150	155
Prologis, Inc. 4.25% 2023	500	530
Prudential Financial, Inc. 4.60% 2044	200	206
QBE Insurance Group Ltd. 2.40% 2018[1]	250	251
Rabobank Nederland 4.625% 2023	250	266
Scentre Group 2.375% 2019[1]	165	165
Scentre Group, 3.50% 2025[1]	575	578
UnumProvident Finance Co. PLC 6.85% 2015[1]	204	215
US Bank NA 2.125% 2019	250	251

American Funds Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Financials (continued)
USAA Capital Corp 2.125% 2019[1]	$250	$251
WEA Finance LLC 2.70% 2019[1]	400	404
WEA Finance LLC 3.75% 2024[1]	390	397
Wells Fargo & Co. 3.30% 2024	650	658
		11,769

Consumer discretionary 15.77%
Bed Bath & Beyond Inc. 5.165% 2044	400	409
Carnival Corp. 3.95% 2020	470	498
CBS Corp. 2.30% 2019	500	501
Comcast Corp. 4.20% 2034	150	154
Comcast Corp. 4.75% 2044	200	222
DaimlerChrysler North America Holding Corp. 1.375% 2017[1]	250	250
Dollar General Corp. 4.125% 2017	500	520
Ford Motor Credit Co. 1.684% 2017	500	499
Ford Motor Credit Co. 2.597% 2019	805	809
General Motors Co. 5.20% 2045	250	258
General Motors Financial Co. 4.375% 2021	375	389
General Motors Financial Co. 4.25% 2023	175	179
Home Depot, Inc. 4.40% 2045	200	216
Marriott International, Inc., Series I, 6.375% 2017	325	363
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	475	497
Scripps Networks Interactive, Inc. 3.90% 2024	500	510
Thomson Reuters Corp. 1.30% 2017	350	350
Thomson Reuters Corp. 5.65% 2043	200	230
Viacom Inc. 5.85% 2043	75	86
Viacom Inc. 5.25% 2044	225	240
Volkswagen Group of America Finance, LLC 1.25% 2017[1]	500	500
Volkswagen Group of America Finance, LLC 2.45% 2019[1]	345	348
		8,028

Utilities 11.10%
American Electric Power Co. 2.95% 2022	200	198
CMS Energy Corp. 3.875% 2024	205	215
CMS Energy Corp. 4.875% 2044	125	135
Duke Energy Corp. 3.75% 2024	400	419
EDP Finance BV 4.125% 2020[1]	375	381
Entergy Corp. 4.70% 2017	250	266
Entergy Louisiana, LLC 3.78% 2025	250	260
MidAmerican Energy Co. 4.40% 2044	175	187
National Rural Utilities Cooperative Finance Corp. 2.30% 2019	265	267
Niagara Mohawk Power Corp. 3.508% 2024[1]	180	185
NV Energy, Inc 6.25% 2020	675	802
Pacific Gas and Electric Co. 4.30% 2045	150	153
PG&E Corp. 2.40% 2019	150	151
PSEG Power LLC 4.30% 2023	250	264
Puget Sound Energy, Inc., First Lien, 6.50% 2020	101	120
Puget Sound Energy, Inc., First Lien, 6.00% 2021	145	170
Puget Sound Energy, Inc., First Lien, 5.625% 2022	154	178
State Grid Overseas Investment Ltd. 1.75% 2018	325	322
Tampa Electric Co. 4.35% 2044	125	135
Teco Finance, Inc. 5.15% 2020	750	846
		5,654

Health care 10.15%
Bayer AG 2.375% 2019[1]	250	252
Bayer AG 3.375% 2024[1]	355	361
Celgene Corp 3.625% 2024	150	153
Express Scripts Inc. 2.25% 2019	425	425
Gilead Sciences, Inc. 3.50% 2025	395	408
Gilead Sciences, Inc. 4.80% 2044	400	437
Humana Inc. 4.95% 2044	150	154
McKesson Corp. 4.883% 2044	350	377
Pfizer Inc. 4.40% 2044	200	209
Roche Holdings, Inc. 0.576% 2019[1,2]	500	500
Roche Holdings, Inc. 3.35% 2024[1]	350	362
Thermo Fisher Scientific Inc. 3.30% 2022	245	248

American Funds Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care (continued)
Thermo Fisher Scientific Inc. 4.15% 2024	$500	$529
WellPoint, Inc. 2.25% 2019	500	499
WellPoint, Inc. 3.50% 2024	250	252
		5,166

Consumer staples 9.93%
Altria Group, Inc. 2.625% 2020	450	454
Altria Group, Inc. 2.85% 2022	325	317
Altria Group, Inc. 4.00% 2024	200	209
Altria Group, Inc. 4.50% 2043	200	198
ConAgra Foods, Inc. 1.90% 2018	325	324
CVS Caremark Corp. 2.25% 2019	400	400
General Mills, Inc. 1.40% 2017	250	250
Kroger Co. 2.95% 2021	225	225
Philip Morris International Inc. 3.25% 2024	350	353
Philip Morris International Inc. 3.875% 2042	275	259
Procter & Gamble Co. 0.503% 2019[2]	500	501
Tyson Foods, Inc. 2.65% 2019	250	254
Tyson Foods, Inc. 3.95% 2024	300	311
Walgreens Boots Alliance, Inc. 2.70% 2019	500	507
Walgreens Boots Alliance, Inc. 4.80% 2044	225	238
WM. Wrigley Jr. Co. 2.90% 2019[1]	250	255
		5,055

Energy 9.86%
Boardwalk Pipelines, LP 4.95% 2024	250	255
Chevron Corp. 0.64% 2019[2]	650	650
Diamond Offshore Drilling, Inc. 4.875% 2043	425	366
Enbridge Inc. 4.00% 2023	200	208
Enbridge Inc. 4.50% 2044	200	195
EnLink Midstream Partners, LP 5.05% 2045	225	229
Enterprise Products Operating LLC 2.55% 2019	125	126
Enterprise Products Operating LLC 3.75% 2025	150	153
Enterprise Products Operating LLC 4.85% 2044	100	105
Kinder Morgan Energy Partners, LP 3.50% 2023	375	362
Kinder Morgan Energy Partners, LP 4.25% 2024	345	350
Kinder Morgan Energy Partners, LP 5.50% 2044	100	102
Kinder Morgan, Inc. 3.05% 2019	190	191
Kinder Morgan, Inc. 5.55% 2045	125	128
Peabody Energy Corp. 6.00% 2018	200	192
Petrobras Global Finance Co. 5.625% 2043	175	153
Statoil ASA 2.75% 2021	195	197
Statoil ASA 3.25% 2024	250	252
Tesoro Logistics LP 6.25% 2022[1]	175	179
Transocean Inc. 3.80% 2022	400	346
Williams Companies, Inc. 4.55% 2024	95	94
Williams Partners LP 5.40% 2044	175	185
		5,018

Telecommunication services 2.92%
Orange SA 5.50% 2044	175	200
Verizon Communications Inc. 3.50% 2024	550	552
Verizon Communications Inc. 4.862% 2046[1]	700	734
		1,486

Information technology 2.53%
eBay Inc. 3.45% 2024	400	395
International Business Machines Corp. 3.375% 2023	250	257
Oracle Corp. 3.40% 2024	425	438
Xerox Corp. 2.80% 2020	200	199
		1,289

American Funds Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Materials 1.94%
FMG Resources 8.25% 2019[1]	$150	$139
Glencore Xstrata LLC 4.125% 2023[1]	125	125
Glencore Xstrata LLC 4.625% 2024[1]	250	256
Monsanto Co. 4.20% 2034	250	259
Owens-Illinois, Inc. 5.00% 2022[1]	130	132
Owens-Illinois, Inc. 5.375% 2025[1]	75	76
		987

Industrials 1.03%
AerCap Holdings NV 2.75% 2017[1]	150	148
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	117	124
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	121	135
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	103	119
		526

Total corporate bonds & notes		44,978

U.S. Treasury bonds & notes 2.56%
U.S. Treasury Inflation-Protected Security 0.125% 2019[4,5]	762	766
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	551	538
		1,304

Bonds & notes of governments outside the U.S. 1.54%
Bermuda Government 4.854% 2024[1]	750	783

Municipals 1.40%
Florida Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	700	715

Total bonds, notes & other debt instruments (cost: $46,791,000)		47,780

Short-term securities 4.52%
Bank of New York Mellon Corp. 0.07% due 12/1/2014[1]	900	900
E.I. duPont de Nemours and Co. 0.08% due 12/9/2014[1]	800	800
John Deere Financial Ltd. 0.09% due 12/10/2014[1]	600	600

Total short-term securities (cost: $2,300,000)		2,300
Total investment securities 98.36% (cost: $49,091,000)		50,080
Other assets less liabilities 1.64%		835

Net assets 100.00%		$50,915

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $6,875,000 over the prior eight-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.789%	7/7/2019	$5,000	$53
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7945	4/10/2024	2,500	(115)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4865	11/14/2024	1,500	(23)
						$(85)

American Funds Corporate Bond Fund	5

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,155,000, which represented 23.87% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $141,000, which represented .28% of the net assets of the fund.

Key to abbreviations

Fin. = Finance

Rev. = Revenue

See Notes to Financial Statements

American Funds Corporate Bond Fund	6

Financial statements

Statement of assets and liabilities	unaudited
at November 30, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $49,091)			$50,080
Cash			102
Receivables for:
Sales of investments	$971
Interest	345		1,316
			51,498
Liabilities:
Payables for:
Purchases of investments	435
Dividends on fund’s shares	112
Investment advisory services	19
Services provided by related parties	1
Trustees’ deferred compensation	—	*
Variation margin	9
Other	7		583
Net assets at November 30, 2014			$50,915

Net assets consist of:
Capital paid in on shares of beneficial interest			$50,000
Undistributed net investment income			19
Accumulated net realized loss			(8)
Net unrealized appreciation			904
Net assets at November 30, 2014			$50,915

*	Amount less than one thousand.

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,000 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$50,915	5,000	$10.18

See Notes to Financial Statements

American Funds Corporate Bond Fund	7

Statement of operations	unaudited
for the six months ended November 30, 2014	(dollars in thousands)

Investment income:
Income:
Interest			$758
Fees and expenses*:
Investment advisory services	$116
Transfer agent services	—	†
Administrative services	3
Reports to shareholders	6
Registration statement and prospectus	1
Trustees’ compensation	—	†
Auditing and legal	11
Custodian	—	†
Other	4
Total fees and expenses before reimbursement	141
Less reimbursement of fees and expenses	7
Total fees and expenses after reimbursement			134
Net investment income			624

Net realized gain and unrealized depreciation on investments and interest rate swaps:
Net realized gain (loss) on:
Investments	911
Interest rate swaps	(1)		910
Net unrealized depreciation on:
Investments	(450)
Interest rate swaps	(90)		(540)
Net realized gain and unrealized depreciation on investments and interest rate swaps			370

Net increase in net assets resulting from operations			$994

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets

(dollars in thousands)

	Six months ended November 30, 2014*	Year ended May 31, 2014

Operations:
Net investment income	$624	$1,287
Net realized gain (loss) on investments and interest rate swaps	910	(927)
Net unrealized (depreciation) appreciation on investments and interest rate swaps	(540)	2,207
Net increase in net assets resulting from operations	994	2,567

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(616)	(1,270)
Distributions from net realized gain on investments	—	(5)
Total dividends and distributions paid or accrued to shareholders	(616)	(1,275)

Total increase in net assets	378	1,292

Net assets:
Beginning of period	50,537	49,245
End of period (including undistributed net investment income: $19 and $11, respectively)	$50,915	$50,537

*	Unaudited.

See Notes to Financial Statements

American Funds Corporate Bond Fund	8

Notes to financial statements	unaudited

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

American Funds Corporate Bond Fund	9

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Corporate Bond Fund	10

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2014, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Corporate Bond Fund	11

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the

American Funds Corporate Bond Fund	12

statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of November 30, 2014 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Variation margin	$—	Variation margin	$9

	Net realized loss		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Net realized loss on interest rate swaps	$(1)	Net unrealized depreciation on interest rate swaps	$(90)

Collateral — The fund participates in a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$98
Capital loss carryforward*	(915)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Corporate Bond Fund	13

As of November 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$1,134
Gross unrealized depreciation on investment securities	(147)
Net unrealized appreciation on investment securities	987
Cost of investment securities	49,093

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended November 30, 2014	Year ended May 31, 2014
Class A	$616	$1,275
Total	$616	$1,275

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.460% of daily net assets. For the six months ended November 30, 2014, the investment advisory services fee was $116,000.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended November 30, 2014, total fees and expenses reimbursed by CRMC were $7,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of November 30, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

American Funds Corporate Bond Fund	14

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended November 30, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$—	$—*	$3	Not applicable
Total class-specific expenses	$—	$—*	$3	Not applicable

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

There were no capital share transactions in the fund for either the six months ended November 30, 2014, nor the year ended May 31, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $43,672,000 and $42,497,000, respectively, during the six months ended November 30, 2014.

10. Ownership concentration

At November 30, 2014, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012.

American Funds Corporate Bond Fund	15

Financial highlights

	Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3,4,5]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements[2]		Ratio of expenses to average net assets after reimbursements[2,4]		Ratio of net income (loss) to average net assets[2,4]
Class A:
Six months ended 11/30/2014[6,7]	$10.11	$.12	$.21	$.33	$(.26)	$—		$(.26)	$10.18	1.93%	$50,915	.56%[8]		.53%[8]		2.47%[8]
Year ended 5/31/2014	9.85	.26	.25	.51	(.25)	—	[9]	(.25)	10.11	5.36	50,537	.69		.53		2.65
Period from 12/14/2012 to 5/31/2013[6,10]	10.00	.09	(.15)	(.06)	(.09)	—		(.09)	9.85	(.60)	49,245	.33	[5]	.24	[5]	.91	[5]

	Six months ended November 30, 2014[6,7]	Year ended May 31, 2014	For the period 12/14/2012 to 5/31/2013[6,10]
Portfolio turnover rate for all share classes	97%	178%	65%

[1]	Based on average shares outstanding.
[2]	Although the fund has a plan of distribution, fees for distribution services are not paid by the fund on amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact of a reimbursement from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[5]	Not annualized.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Unaudited.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	For the period December 14, 2012, commencement of operations, through May 31, 2013.

See Notes to Financial Statements

American Funds Corporate Bond Fund	16

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2014, through November 30, 2014).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6/1/2014	Ending account value 11/30/2014	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,019.26	$2.68	.53%
Class A – assumed 5% return	1,000.00	1,022.41	2.69	.53

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Corporate Bond Fund	17

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Corporate Bond Fund	18

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Lit. No. MFGESRX-032-0115O CT/10282-S41520

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended November 30, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014,, the American Funds Corporate Bond Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Corporate Bond Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: January 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: January 30, 2015

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 30, 2015